SCHEDULE OF ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS (Details) - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	[1]	$ 100,489	$ 96,154
Accrued payroll and welfare payable		56,826	50,949
VAT and other taxes payable		3,027	2,895
Others	[2]	158,655	78,644
Total other payables and accruals		$ 318,997	$ 228,642

[1]	Accounts payable primarily include supplier’s service charges to HHMT and SJMC .
[2]	Others primarily includes office rental and property management fees payable by ZDH’s subsidiaries.